Trade and Other Receivables - Additional Information (Detail) - Current Trade Receivables [Member]	Dec. 31, 2022
Disclousre of Detailed Information about Trade and Other Current Receivables [Line Items]
Expected credit loss rate
Over 240 days [member]
Disclousre of Detailed Information about Trade and Other Current Receivables [Line Items]
Expected credit loss rate	100.00%